Retirement benefits obligations	12 Months Ended
Dec. 31, 2025
Retirement benefits obligations
Retirement benefits obligations

20. Retirement benefit obligations

Apart from the social security plans fixed by the law, the Group sponsors an independent pension plan. The Group has contracted with Swiss Life for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results. Although, as is the case with many Swiss pension plans, the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan. All employees are covered by this plan, which is a defined benefit plan. Retirement benefits are based on contributions, computed as a percentage of salary, adjusted for the age of the employee and shared approximately 40% / 60% by employee and employer in 2025. In addition to retirement benefits, the plans provide death and long-term disability benefits to its employees. Liabilities and assets are revised every year by an independent actuary. Assets are held in the insurance company. In accordance with IAS 19 (revised), plan assets have been estimated at fair market values and liabilities have been calculated according to the “projected unit credit” method. The Group paid pension contributions related to continuing activities for CHF 60,392 in 2025 (respectively CHF 34,686 in 2024 and CHF 23,454 in 2023) and recognized a net gain of CHF 45,425 in the statement of Profit or Loss in 2024 primarily due the modification of the plans effective on April 1, 2024.

Employment benefit obligations

The amounts recognized in the balance sheet are determined as follows:

	December 31,	December 31,
	2025	2024
Defined benefit obligation	(5,126,017)	(2,108,384)
Fair value of plan assets	4,754,409	1,944,133
Shortfall on Funded status	(371,608)	(164,251)

The shortfall on funded status amounted to CHF 371,608 and CHF 164,251 as of December 31, 2025 and 2024, respectively and increased by CHF 0.2 million between both periods primarily due to an actuarial loss from experience adjustment in the calculation of the defined benefit obligation.

The amounts recognized as continuing operations in the statement of comprehensive profit or loss are as follows:

	2025	2024	2023
Current service cost	(30,086)	(20,383)	(13,835)
Past service cost	—	66,273	1,348
Interest cost	(21,598)	(23,182)	(8,797)
Interest income	19,441	22,717	9,065
Company pension gain / (cost) (note 19)	(32,243)	45,425	(12,219)

The past service cost of CHF 66,273 recognized in 2024 is primarily due to the modification of pension plans effective on April 1, 2024.

The amounts recognized as discontinued operations in the statement of comprehensive profit of loss under “net profit or loss from discontinued operations” are as follows:

	2025	2024	2023
Current service cost	—	(59,730)	(254,667)
Past service cost	—	20,296	25,551
Interest cost	—	(34,030)	(166,812)
Interest income	—	30,971	171,895
Company pension amount (note 22)	—	(42,493)	(224,032)

Pension costs reported under discontinued operations relate to employees who were transferred to Neurosterix Group in April 2024. This transfer generated a positive past service cost of CHF 433,791 recognized in the statement of profit and loss under “net profit or loss from discontinued operations” as net gain related to the sale of activities (note 22).

The movements in the defined benefit obligations during the year are as follows:

	2025	2024
Defined benefit obligation at beginning of year	(2,108,384)	(9,138,045)
Current service cost	(30,086)	(80,111)
Past service cost	—	520,360
Interest cost	(21,598)	(57,212)
Employee contributions	(20,929)	(70,748)
Actuarial (loss)/ gain arising from changes in financial assumptions	212,470	(176,520)
Actuarial gain on experience adjustment	(459,035)	(184,372)
Benefits (paid)/ deposited	(2,698,455)	7,078,264
Defined benefit obligations at end of year	(5,126,017)	(2,108,384)

The movements in the fair value of plan assets during the year are as follows:

	2025	2024
Fair value of plan assets at beginning of year	1,944,133	8,694,521
Interest income	19,441	53,688
Employee contributions	20,929	70,748
Employer contributions	39,464	92,285
Plan assets loss	31,987	111,155
Benefits paid	2,698,455	(7,078,264)
Fair value of plan assets at end of year	4,754,409	1,944,133

The defined benefit obligations and the fair value of the plan assets slightly increased between the years ended December 31, 2025 and 2024 primarily due to an increased number of employees.

As of the date of the preparation of these consolidated financial statements, the 2025 annual report of the pension fund has not yet been issued, and therefore the detailed structures and assets held at December 31, 2025, are not currently available for presentation. However, the detailed assets held at December 31, 2024, which were reported to the Group on May 20, 2025 by its plan administrator, are as follows:

December 31,
2024
Cash	1.81%
Bonds	42.94%
Equity instruments	19.34%
Real estate	24.29%
Mortgages	10.32%
Derivatives	1.30%
Total	100.00%

The principal actuarial assumptions used were as follows:

	December 31, 2025	December 31, 2024
Discount rate	1.30%	1.00%
Mortality tables	BVG2020 GT	BVG2020 GT
Salary growth rate	0.90%	1.00%
Pension growth rate	0.00%	0.00%

The following sensitivity analysis shows the impact of increasing or decreasing certain assumptions on the defined benefit obligation of the Swiss pension plan:

-	0.25% increase or decrease in the discount rate would lead to a decrease of 3.54% (2024: 3.99%) or an increase of 4.02% (2024: 4.64%) in the defined benefit obligation.
-	0.25% increase or decrease in the interest rate on retirement savings capital would lead to an increase of 0.55% (2024: 0.09%) or a decrease of 0.54% (2024: 0.08%) in the defined benefit obligation.
-	0.25% increase or decrease in salaries would lead to an increase of 0.01% (2024: 0.06%) or a decrease of 0.01% (2024: 0.03%) in the defined benefit obligation; and
-	+/-1 year in the life expectancy would lead to an increase of 1.44% (2024: 1.54%) or a decrease of 1.50% (2024: 1.59%) in the defined benefit obligation.

The discount rate and life expectancy were identified as significant actuarial assumptions for the Swiss pension plan.

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as that used in calculating the pension liability recorded on consolidated balance sheets.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

The estimated employer contributions to pension plans for the financial year 2026 amounts to CHF 113,000.

The following table shows the components of the costs recognized in other comprehensive income, related to continuing operations:

	2025	2024
Actuarial (loss)/ gain on defined benefit obligation	(246,565)	(224,221)
Actuarial loss on plan assets	31,988	21,832
Total	(214,577)	(202,389)

The following table shows the components of the costs recognized in other comprehensive income, related to discontinued operations:

	2025	2024
Actuarial (loss)/ gain on defined benefit obligation	—	(136,671)
Actuarial loss on plan assets	—	89,323
Total	—	(47,348)

The following table shows the estimated benefit payments related to employee and employer contributions for the next ten years where the number of employees remains constant:

2026	178,000
2027	172,000
2028	171,000
2029	177,000
2030	193,000
2031 - 2035	2,304,000